UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks 97.66%

	Shares	Value ($)
Consumer Discretionary 19.92%

Auto Components 5.20%
Aisin Seiki Co. Ltd.	9,700	396,060
Bridgestone Corp.	64,100	2,437,161
Denso Corp.	38,200	2,025,941
Kinugawa Rubber Industrial Co. Ltd.	27,000	134,034
Koito Manufacturing Co. Ltd.	26,000	498,153
NGK Spark Plug Co. Ltd.	76,000	1,807,383
NHK Spring Co. Ltd.	54,200	614,741
Piolax, Inc.	7,300	288,035
Press Kogyo Co. Ltd.	65,000	269,798
Sanoh Industrial Co. Ltd.	12,900	89,998
Sumitomo Rubber Industries Ltd.	27,800	397,267
Tachi-S Co. Ltd.	6,400	88,605
Yorozu Corp.	19,000	347,727

		9,394,903
Automobiles 7.72%
Daihatsu Motor Co. Ltd.	24,800	421,666
Fuji Heavy Industries Ltd.	95,000	2,737,593
Honda Motor Co. Ltd.	68,800	2,845,709
Isuzu Motors Ltd.	188,000	1,172,154
Mazda Motor Corp. *	135,000	699,955
Nissan Motor Co. Ltd.	45,000	378,827
Suzuki Motor Corp.	6,200	167,477
Toyota Motor Corp.	90,700	5,519,319

		13,942,700
Distributors 0.15%
Paltac Corp.	20,400	264,928

Diversified Consumer Services 0.09%
Step Co. Ltd.	9,000	69,928
Take And Give Needs Co. Ltd.	4,620	100,788

		170,716

	Shares	Value ($)
Consumer Discretionary (continued)

Hotels, Restaurants & Leisure 0.67%
Doutor Nichires Holdings Co. Ltd.	4,500	75,132
H.I.S. Co. Ltd.	2,200	109,908
Oriental Land Co. Ltd.	2,800	403,753
Resorttrust, Inc.	9,800	179,070
Saint Marc Holdings Co. Ltd.	3,300	157,696
Tosho Co. Ltd.	16,800	289,959

		1,215,518
Household Durables 1.73%
Alpine Electronics, Inc.	11,900	167,597
Fujitsu General Ltd.	17,000	181,428
Panasonic Corp.	33,500	390,523
Sekisui House Ltd.	117,700	1,652,850
Sony Corp.	33,500	578,609
Starts Corp., Inc.	10,500	150,572

		3,121,579
Internet & Catalog Retail 0.08%
ASKUL Corp.	1,700	49,821
Start Today Co. Ltd.	3,900	97,063

		146,884
Leisure Equipment & Products 0.63%
Namco Bandai Holdings, Inc.	7,900	175,885
Shimano, Inc.	6,000	516,132
Tamron Co. Ltd.	2,100	50,948
Yamaha Corp.	25,300	402,378

		1,145,343
Media 1.60%
CyberAgent, Inc.	8,500	347,617
Fuji Media Holdings, Inc.	8,200	168,342
Kadokawa Corporation	27,500	934,079
Nippon Television Network Corp.	22,600	409,265

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)

Media (continued)
Septeni Holdings Co. Ltd.	14,400	179,477
SKY Perfect JSAT Holdings, Inc.	76,200	412,853
TV Asahi Corp.	19,900	442,265

		2,893,898
Multiline Retail 0.45%
Isetan Mitsukoshi Holdings Ltd.	13,800	197,588
J Front Retailing Co. Ltd.	28,000	213,028
Ryohin Keikaku Co. Ltd.	3,700	400,711

		811,327
Specialty Retail 1.60%
ABC-Mart, Inc.	3,100	135,736
Adastria Holdings Co. Ltd.	8,700	314,991
Alpen Co. Ltd.	17,600	316,811
AOYAMA Trading Co. Ltd.	6,400	173,469
Arc Land Sakamoto Co. Ltd.	20,300	353,092
Fast Retailing Co. Ltd.	800	331,117
Jin Co. Ltd.	2,200	93,189
K’s Holdings Corp.	5,800	167,706
Shimachu Co. Ltd.	7,100	168,576
United Arrows Ltd.	2,400	89,895
Xebio Co. Ltd.	38,400	739,668

		2,884,250

Total Consumer Discretionary		35,992,046

Consumer Staples 6.03%

Food & Staples Retailing 2.90%
Arcs Co. Ltd.	4,600	88,317
Belc Co. Ltd.	4,500	78,711
Heiwado Co. Ltd.	9,700	139,226
Kusuri No Aoki Co. Ltd.	2,600	145,265
Lawson, Inc.	7,200	539,756

	Shares	Value ($)
Consumer Staples (continued)

Food & Staples Retailing (continued)
Maxvalu Tokai Co. Ltd.	10,800	158,109
Seven & I Holdings Co. Ltd.	86,400	3,451,713
Sugi Holdings Co. Ltd.	3,100	126,000
Welcia Holdings Co. Ltd.	5,950	311,170
Yaoko Co. Ltd.	4,900	192,689

		5,230,956
Food Products 1.52%
Ajinomoto Co., Inc.	28,000	405,735
Ariake Japan Co. Ltd.	8,000	197,461
Calbee, Inc.	15,700	382,998
Fuji Oil Co. Ltd.	20,900	311,853
Kewpie Corp.	11,500	159,750
MEIJI Holdings Co. Ltd.	17,300	1,116,513
Nippon Meat Packers, Inc.	10,000	171,843

		2,746,153
Household Products 0.75%
Unicharm Corp.	23,800	1,361,080

Personal Products 0.06%
Milbon Co. Ltd.	2,760	108,040

Tobacco 0.80%
Japan Tobacco, Inc.	44,300	1,441,393

Total Consumer Staples		10,887,622

Energy 0.57%

Energy Equipment & Services 0.17%
Modec, Inc.	10,500	302,530

Oil, Gas & Consumable Fuels 0.40%
INPEX Corp.	16,000	205,145
Japan Petroleum Exploration Co.	3,500	132,837
JX Holdings, Inc.	75,900	390,787

		728,769

Total Energy		1,031,299

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Financials 16.14%

Capital Markets 0.71%
Daiwa Securities Group, Inc.	118,000	1,186,642
Monex Group, Inc.	23,200	104,794

		1,291,436
Commercial Banks 8.42%
Bank of Yokohama Ltd.	75,000	420,111
Chiba Bank Ltd.	58,000	393,370
Keiyo Bank Ltd.	40,000	193,301
Mitsubishi UFJ Financial Group, Inc.	761,500	5,050,910
Mizuho Financial Group, Inc.	932,400	2,019,391
Resona Holdings, Inc.	398,900	2,038,695
Sumitomo Mitsui Financial Group, Inc.	90,400	4,683,300
Sumitomo Mitsui Trust Holdings, Inc.	77,000	408,401

		15,207,479
Consumer Finance 0.82%
Credit Saison Co. Ltd.	21,800	574,971
Hitachi Capital Corp.	25,400	744,285
Pocket Card Co. Ltd.	19,700	161,460

		1,480,716
Diversified Financial Services 2.26%
Fuyo General Lease Co. Ltd.	8,000	314,095
Mitsubishi UFJ Lease & Finance Co. Ltd.	65,900	406,782
ORIX Corp.	180,200	3,187,305
Ricoh Leasing Co. Ltd.	6,000	178,381

		4,086,563
Insurance 1.48%
Dai-ichi Life Insurance Co. Ltd.	25,500	429,238
NKSJ Holdings, Inc.	7,300	204,503
Sony Financial Holdings, Inc.	23,200	423,551
T&D Holdings, Inc.	14,600	205,326

	Shares	Value ($)
Financials (continued)

Insurance (continued)
Tokio Marine Holdings, Inc.	42,000	1,411,618

		2,674,236
Real Estate Management & Development 2.45%
Daibiru Corp.	22,700	279,267
Mitsui Fudosan Co. Ltd.	6,000	217,175
Sumitomo Realty & Development Co. Ltd.	52,000	2,600,700
Tokyo Tatemono Co. Ltd.	18,000	201,345
Tokyu Fudosan Holdings Corp. *	118,800	1,121,059

		4,419,546

Total Financials		29,159,976

Health Care 3.99%

Health Care Equipment & Supplies 0.99%
Asahi Intecc Co. Ltd.	8,600	321,782
Hogy Medical Co. Ltd.	10,500	553,098
Sysmex Corp.	4,600	271,701
Terumo Corp.	13,400	647,337

		1,793,918
Health Care Providers & Services 0.20%
Ship Healthcare Holdings, Inc.	1,100	42,718
Tokai Corp/Gifu	5,800	169,499
Tsukui Corp.	14,900	141,730

		353,947
Pharmaceuticals 2.80%
Astellas Pharma, Inc.	27,000	1,599,814
Chugai Pharmaceutical Co. Ltd.	32,800	728,146
Kyowa Hakko Kirin Co. Ltd.	16,000	176,459
Nippon Shinyaku Co. Ltd.	9,000	175,210
Rohto Pharmaceutical Co. Ltd.	11,000	168,079
Seikagaku Corp.	6,900	84,590

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Health Care (continued)

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	46,400	2,133,869

		5,066,167

Total Health Care		7,214,032

Industrials 25.72%

Air Freight & Logistics 0.47%
Kintetsu World Express, Inc.	6,300	254,195
Yamato Holdings Co. Ltd.	29,200	591,140

		845,335
Airlines 0.44%
Japan Airlines Co. Ltd.	16,000	790,220

Building Products 1.99%
Bunka Shutter Co. Ltd.	62,000	377,200
Daikin Industries Ltd.	24,700	1,541,366
LIXIL Group Corp.	21,900	601,430
Nichias Corp.	19,000	130,671
Noritz Corp.	7,200	154,636
Sanwa Holdings Corp.	59,000	401,738
Sekisui Jushi Corp.	11,000	156,320
Takara Standard Co. Ltd.	19,000	143,316
Takasago Thermal Engineering Co. Ltd.	10,300	87,465

		3,594,142
Commercial Services & Supplies 0.74%
Daiseki Co. Ltd.	3,600	70,741
Moshi Moshi Hotline, Inc.	13,100	140,375
Sato Holdings Corp.	19,300	439,222
Sohgo Security Services Co. Ltd.	20,500	409,327
Toppan Printing Co. Ltd.	20,000	160,224
Tosho Printing Co. Ltd.	33,000	111,133

		1,331,022

	Shares	Value ($)
Industrials (continued)

Construction & Engineering 2.68%
JGC Corp.	27,000	1,060,486
Kajima Corp.	383,000	1,446,123
Kandenko Co. Ltd.	30,000	169,144
Maeda Road Construction Co. Ltd.	12,000	197,823
MIRAIT Holdings Corp.	2,400	21,328
Nippo Corp.	45,000	747,988
Obayashi Corp.	69,000	394,418
Taikisha Ltd.	10,600	235,496
Taisei Corp.	123,000	562,094

		4,834,900
Electrical Equipment 4.08%
Mabuchi Motor Co. Ltd.	2,700	160,912
Mitsubishi Electric Corp.	288,000	3,633,364
Nidec Corp.	9,000	882,608
Nissin Electric Co. Ltd.	18,000	110,296
Sumitomo Electric Industries Ltd.	155,100	2,591,899

		7,379,079
Industrial Conglomerates 0.55%
Toshiba Corp.	238,000	1,004,062

Machinery 9.73%
Daifuku Co. Ltd.	21,500	275,106
Ebara Corp.	157,000	1,014,981
FANUC Corp.	4,100	751,844
Hino Motors Ltd.	13,000	205,780
Hitachi Zosen Corp.	157,500	1,207,229
Hosokawa Micron Corp.	14,000	92,572
Kito Corp.	2,700	53,904
Kitz Corp.	9,200	46,227
Komatsu Ltd.	37,600	767,566
Komori Corp.	7,800	133,287
Kubota Corp.	113,000	1,873,433

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)

Machinery (continued)
Makino Milling Machine Co. Ltd.	84,000	725,305
Makita Corp.	24,400	1,288,623
Mitsubishi Heavy Industries Ltd.	607,000	3,762,337
Nabtesco Corp.	6,800	157,038
Nippon Sharyo Ltd.	55,000	274,250
Nippon Thompson Co. Ltd.	38,000	211,948
NSK Ltd.	129,000	1,617,232
Obara Group, Inc.	6,900	215,980
Oiles Corp.	18,800	380,626
ShinMaywa Industries Ltd.	55,000	477,712
SMC Corp.	3,800	959,872
Sumitomo Heavy Industries Ltd.	47,000	217,115
Tocalo Co. Ltd.	9,000	140,030
Toshiba Machine Co. Ltd.	29,000	168,397
Tsubakimoto Chain Co.	74,000	564,882

		17,583,276
Marine 0.34%
Nippon Yusen K.K.	189,000	606,704

Professional Services 0.20%
Nihon M&A Center, Inc.	2,700	182,468
Temp Holdings Co. Ltd.	6,600	175,508

		357,976
Road & Rail 1.80%
East Japan Railway Co.	19,300	1,544,491
Hamakyorex Co. Ltd.	5,900	162,577
Hankyu Hanshin Holdings, Inc.	119,000	645,650
Nippon Express Co. Ltd.	66,000	321,079
Seino Holdings Co. Ltd.	20,000	210,835
Senko Co. Ltd.	70,000	364,017

		3,248,649

	Shares	Value ($)
Industrials (continued)

Trading Companies & Distributors 2.47%
Hanwa Co. Ltd.	41,000	220,582
Inabata & Co. Ltd.	13,100	144,091
ITOCHU Corp.	33,200	412,199
Iwatani Corp.	20,000	101,568
Marubeni Corp.	21,000	151,464
Mitsubishi Corp.	109,700	2,105,450
Mitsui & Co. Ltd.	58,400	816,171
MonotaRO Co. Ltd.	1,700	34,649
Sumitomo Corp.	31,500	397,242
Trusco Nakayama Corp.	3,800	89,460

		4,472,876
Transportation Infrastructure 0.23%
Mitsubishi Logistics Corp.	26,000	414,541

Total Industrials		46,462,782

Information Technology 10.34%

Communications Equipment 0.29%
Hitachi Kokusai Electric, Inc.	37,000	522,278

Computers & Peripherals 0.08%
NEC Corp.	62,000	139,963

Electronic Equipment, Instruments & Components 5.88%
Alps Electric Co. Ltd. *	18,700	212,981
Azbil Corp.	7,000	163,500
Citizen Holdings Co. Ltd.	94,400	797,162
Hamamatsu Photonics K.K.	4,500	180,847
Hitachi High -Technologies Corp.	24,000	605,570
Hitachi Ltd.	564,000	4,288,428
Japan Aviation Electronics Industry Ltd.	27,000	348,431
Keyence Corp.	5,100	2,184,088
Macnica, Inc.	14,300	382,331
Maruwa Co. Ltd/Aichi	4,500	151,857

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)

Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Co. Ltd.	2,400	213,817
Nippon Chemi-Con Corp. *	30,000	115,543
Osaki Electric Co. Ltd.	17,000	88,661
Panasonic Industrial Devices SUNX Co. Ltd.	27,900	130,647
Siix Corp.	24,100	293,527
TDK Corp.	5,200	249,623
Yaskawa Electric Corp.	14,000	222,925

		10,629,938
Internet Software & Services 0.13%
F@N Communications, Inc.	1,500	44,811
Internet Initiative Japan, Inc.	5,000	134,161
Kakaku.com, Inc.	3,000	52,756

		231,728
IT Services 1.81%
Fujitsu Ltd. *	204,000	1,056,168
GMO Payment Gateway, Inc.	1,000	39,739
IT Holdings Corp.	13,300	210,487
NEC Networks & System Integration Corp.	7,500	181,348
NS Solutions Corp.	26,600	588,590
NTT Data Corp.	5,500	204,363
SCSK Corp.	30,500	800,122
Transcosmos, Inc.	9,300	178,874

		3,259,691
Office Electronics 1.07%
Canon, Inc.	35,400	1,126,797
Ricoh Co. Ltd.	37,000	394,821
Toshiba TEC Corp.	60,000	417,838

		1,939,456

	Shares	Value ($)
Information Technology (continued)

Semiconductors & Semiconductor Equipment 0.20%
Sanken Electric Co. Ltd.	31,000	229,506
UT Holdings Co. Ltd.	25,000	137,115

		366,621
Software 0.88%
Capcom Co. Ltd.	10,700	192,071
DTS Corp.	4,400	77,237
Fuji Soft, Inc.	4,100	94,595
Nintendo Co. Ltd.	4,500	601,728
NSD Co. Ltd.	7,100	84,125
OBIC Business Consultants Co. Ltd.	16,400	535,834

		1,585,590

Total Information Technology		18,675,265

Materials 9.33%

Chemicals 5.10%
ADEKA Corp.	8,100	89,551
Asahi Kasei Corp.	21,000	164,859
Daicel Corp.	74,000	604,533
Daiso Co. Ltd.	30,000	101,271
DIC Corp.	446,000	1,359,124
Hitachi Chemical Co. Ltd.	25,100	401,497
JSP Corp.	12,900	196,474
JSR Corp.	22,100	429,712
Kansai Paint Co. Ltd.	28,000	416,170
KUREHA Corp.	43,000	220,049
LINTEC Corp.	6,400	118,639
Mitsubishi Gas Chemical Co., Inc.	51,000	375,874
Nitto Denko Corp.	11,200	474,144
NOF Corp.	28,000	199,824
Sakai Chemical Industry Co. Ltd.	39,000	120,649

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)

Chemicals (continued)
Shikoku Chemicals Corp.	22,000	166,606
Shin-Etsu Chemical Co. Ltd.	11,000	643,206
Taiyo Holdings Co. Ltd.	11,500	361,980
Taiyo Nippon Sanso Corp.	30,000	214,319
Takasago International Corp.	18,000	101,289
Takiron Co. Ltd.	22,000	90,749
Toray Industries, Inc.	231,000	1,603,886
Toyo Ink SC Holdings Co. Ltd.	123,000	609,746
Toyobo Co. Ltd.	82,000	151,731

		9,215,882
Construction Materials 0.02%
Japan Pile Corp.	4,600	45,145

Containers & Packaging 0.26%
FP Corp.	3,400	242,550
Fuji Seal International, Inc.	4,400	136,705
The Pack Corp.	4,700	83,497

		462,752
Metals & Mining 3.73%
Asahi Holdings, Inc.	7,800	133,015
Chubu Steel Plate Co. Ltd.	31,700	133,514
Dowa Holdings Co. Ltd.	21,000	205,552
Hitachi Metals Ltd.	29,000	410,296
JFE Holdings, Inc.	16,900	404,351
Kyoei Steel Ltd.	19,700	372,696
Mitsui Mining & Smelting Co. Ltd.	167,000	513,738
Nippon Steel & Sumitomo Metal Corp.	768,000	2,584,678
Osaka Steel Co. Ltd.	29,900	519,008
Sumitomo Metal Mining Co. Ltd.	56,000	736,210
UACJ Corporation	46,000	174,828

	Shares	Value ($)
Materials (continued)

Metals & Mining (continued)
Yamato Kogyo Co. Ltd.	17,100	547,030

		6,734,916
Paper & Forest Products 0.22%
Oji Holdings Corp.	79,000	407,483

Total Materials		16,866,178

Telecommunication Services 5.14%

Diversified Telecommunication Services 1.91%
Nippon Telegraph and Telephone Corp.	64,100	3,455,139

Wireless Telecommunication Services 3.23%
KDDI Corp.	48,600	3,008,270
NTT DoCoMo, Inc.	61,500	1,010,455
Okinawa Cellular Telephone Co.	8,500	222,962
Softbank Corp.	18,200	1,595,459

		5,837,146

Total Telecommunication Services		9,292,285

Utilities 0.48%

Gas Utilities 0.27%
Tokyo Gas Co. Ltd.	98,000	483,704

Independent Power Producers & Energy Traders 0.21%
Electric Power Development Co. Ltd.	13,100	382,774

Total Utilities		866,478

Total Common Stocks (Cost $125,069,377)		176,447,963

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

Common Stocks (continued)

Value ($)
Total Investments 97.66% (Cost $125,069,377)	176,447,963

Other Assets Less Liabilities 2.34%	4,222,576

Net Assets 100.00%	180,670,539

*	Non income-producing security.

Schedule of Investments (Unaudited)- The Japan Fund

as of December 31, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$176,447,963	$—	$176,447,963

Total Investments	$—	$176,447,963	$—	$176,447,963

There were no transfers between Level 1, 2, or 3 as of December 31, 2013, based upon the valuation input levels assigned to securities on September 30, 2013.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2013

Common Stocks 94.49%

	Shares	Value ($)
Australia 4.52%

Biotechnology 1.70%
CSL Ltd.	1,289	79,567

Diversified Consumer Services 1.20%
Invocare Ltd.	5,689	56,112

Real Estate Management & Development 1.62%
Lend Lease Group	7,642	76,054

Total Australia		211,733

China 19.53%

Auto Parts & Equipments 0.95%
Nexteer Automotive Group Ltd. *	78,000	44,609

Capital Markets 2.09%
Haitong Securities Co. Ltd.	56,000	97,971

Computers & Peripherals 4.22%
Lenovo Group Ltd.	162,000	197,758

Health Care Providers & Services 3.10%
Sinopharm Group Co.Ltd. - H Shares	50,400	145,372

Insurance 3.62%
China Pacific Insurance Group Co. Ltd. - H Shares	42,800	169,663

Internet Software & Services 4.66%
Tencent Holdings Ltd.	3,400	218,184

Real Estate Management & Development 0.89%
Country Garden Holdings Co.	69,000	41,609

Total China		915,166

Hong Kong 16.91%

Commercial Banks 3.64%
BOC Hong Kong Holdings Ltd.	53,000	170,466

Hotels, Restaurants & Leisure 5.85%
Galaxy Entertainment Group Ltd. *	10,000	89,794

	Shares	Value ($)
Hong Kong (continued)

Hotels, Restaurants & Leisure (continued)
Sands China Ltd.	22,400	184,075

		273,869
Real Estate Management & Development 4.47%
New World Development Co. Ltd.	78,000	98,959
Wheelock & Co. Ltd.	24,000	110,617

		209,576
Specialty Retail 2.95%
Luk Fook Holdings International Ltd.	36,000	138,164

Total Hong Kong		792,075

Indonesia 2.02%

Commercial Banks 0.73%
Bank Mandiri Persero Tbk PT	53,000	34,408

Oil, Gas & Consumable Fuels 0.24%
Adaro Energy Tbk PT	125,000	11,240

Pharmaceuticals 1.05%
Kalbe Farma Tbk PT	476,000	49,084

Total Indonesia		94,732

Korea, Republic of 16.20%

Auto Components 3.76%
Hyundai Mobis Co. Ltd.	633	176,238

Automobiles 3.14%
Kia Motors Corp.	2,745	147,257

Metals & Mining 1.42%
Korea Zinc Co. Ltd.	220	66,445

Semiconductors & Semiconductor Equipment 6.87%
Samsung Electronics Co. Ltd.	134	175,137
SK Hynix Inc. *	4,200	146,692

		321,829

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of (continued)

Specialty Retail 1.01%
Kolao Holdings	1,844	47,376

Total Korea, Republic of		759,145

Malaysia 0.53%

Commercial Banks 0.53%
RHB Capital Bhd	10,247	24,754

Total Malaysia		24,754

New Zealand 1.88%

Health Care Providers & Services 1.88%
Ryman Healthcare Ltd.	13,646	88,027

Total New Zealand		88,027

Philippines 7.64%

Beverages 1.22%
Emperador, Inc. *	236,300	57,039

Commercial Banks 0.56%
Metropolitan Bank & Trust	15,284	26,090

Food Products 0.82%
RFM Corp.	306,000	38,390

Industrial Conglomerates 3.73%
Alliance Global Group, Inc.	84,400	49,229
DMCI Holdings, Inc.	32,890	41,608
SM Investments Corp.	5,222	83,901

		174,738
Real Estate Management & Development 1.31%
Ayala Land, Inc.	110,000	61,541

Total Philippines		357,798

Singapore 5.26%

Road & Rail 1.84%
ComfortDelGro Corp. Ltd.	54,000	86,072

Transportation Infrastructure 3.42%
SIA Engineering Co.	40,000	160,456

Total Singapore		246,528

	Shares	Value ($)
Taiwan 15.15%

Health Care Equipment & Supplies 1.83%
St. Shine Optical Co. Ltd.	3,000	85,746

Hotels, Restaurants & Leisure 3.28%
Formosa International Hotels Corp.	13,464	153,818

Leisure Equipment & Products 3.05%
Giant Manufacturing Co. Ltd.	20,718	142,706

Machinery 3.37%
King Slide Works Co. Ltd.	14,000	157,948

Semiconductors & Semiconductor Equipment 3.62%
Radiant Opto-Electronics Corp.	21,296	78,091
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	91,612

		169,703

Total Taiwan		709,921

Thailand 4.85%

Chemicals 3.67%
PTT Global Chemical PCL	71,465	171,812

Health Care Providers & Services 0.61%
Bangkok Dusit Medical Services PCL	8,000	28,606

Real Estate Management & Development 0.57%
Land and Houses PCL, NVDR	98,900	26,876

Total Thailand		227,294

Total Common Stocks (Cost $3,496,849)		4,427,173

Participatory Notes 3.61%

India 3.61%

Commercial Banks 1.07%
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturity date 05/26/15, 144A (a)	4,646	50,246

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2013

Participatory Notes (continued)

	Shares	Value ($)
India (continued)

IT Services 1.34%
Tata Consultancy Services Ltd., Issued by JPMorgan International, maturity date 02/07/17, 144A (a)	1,792	62,630

Pharmaceuticals 1.20%
Glenmark Pharmaceuticals Ltd., Issued by JPMorgan Structured Products, maturity date 03/07/2017, 144A (a)	6,568	56,419

Total India		169,295

Total Participatory Notes (Cost $146,779)		169,295

Short-Term Investment 1.16%

	Shares	Value ($)
United States 1.16%
State Street Institutional Liquid Reserve 0.05% (b)	54,281	54,281

Total Short-Term Investment (Cost $54,281)		54,281

Total Investments 99.26% (Cost $3,697,909)		4,650,749

Other Assets Less Liabilities 0.74%		34,890

Net Assets 100.00%		4,685,639

*	Non income-producing security.
(a)	Illiquid security.
(b)	Yield as of December 31, 2013.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $169,295 or 3.61% of net assets. Exempt securities that are also illiquid are as follows:

Security	Acquisition dates	Cost	Market Value
HDFC Bank Ltd., Issued by Merrill Lynch International & Co., maturing 05/26/15	03/20/13	123,643	50,246
Tata Consultancy Services Ltd., Issued by JPMorgan International, maturing 02/07/17	10/12/12 - 02/28/13	82,932	62,630
Glenmark Pharmaceuticals Ltd., Issued by JPMorgan Structured Products, maturing 03/07/17	07/12/13 - 08/16/13	83,684	56,419

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited)- Asia Pacific ex Japan Fund

as of December 31, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$4,427,173	$—	$4,427,173
Participatory Notes	—	169,295	—	169,295
Short-Term Investment	—	54,281	—	54,281

Total Investments	$—	$4,650,749	$—	$4,650,749

There were no transfers between Level 1, 2, or 3 as of December 31, 2013, based upon the valuation input levels assigned to securities on September 30, 2013.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

Common Stocks 98.92%

	Shares	Value ($)
Australia 4.32%

Beverages 0.38%
Coca-Cola Amatil Ltd.	2,782	29,944

Commercial Banks 1.10%
Westpac Banking Corp.	2,967	86,165

Diversified Telecommunication Services 0.45%
Telstra Corp. Ltd.	7,527	35,292

Health Care Equipment & Supplies 0.14%
Cochlear Ltd.	202	10,630

Metals & Mining 1.39%
BHP Billiton Ltd.	3,190	108,486

Real Estate Investment Trusts (REITs) 0.86%
Westfield Group	7,400	66,696

Total Australia		337,213

Brazil 0.27%

Diversified Telecommunication Services 0.27%
Telefonica Brasil S.A., ADR	1,100	21,142

Total Brazil		21,142

Canada 1.33%

Commercial Banks 1.33%
The Toronto-Dominion Bank	1,100	103,668

Total Canada		103,668

China 1.16%

Commercial Banks 1.16%
Industrial & Commercial Bank of China Ltd. - H Shares	133,000	90,428

Total China		90,428

France 4.01%

Insurance 1.86%
AXA S.A.	2,400	66,943

	Shares	Value ($)
France (continued)

Insurance (continued)
SCOR SE	2,133	77,974

		144,917
Oil, Gas & Consumable Fuels 1.12%
Total S.A.	1,427	87,474

Pharmaceuticals 1.03%
Sanofi	758	80,686

Total France		313,077

Germany 2.56%

Automobiles 0.56%
Daimler AG	502	43,454

Chemicals 0.29%
BASF SE	209	22,287

Commercial Services & Supplies 0.47%
Bilfinger SE	328	36,996

Industrial Conglomerates 0.50%
Siemens AG	286	39,077

Insurance 0.74%
Allianz SE	322	57,758

Total Germany		199,572

Hong Kong 1.39%

Diversified Telecommunication Services 0.51%
HKT Trust / HKT Ltd.	40,000	39,589

Hotels, Restaurants & Leisure 0.88%
Sands China Ltd.	8,400	69,028

Total Hong Kong		108,617

Israel 1.03%

Pharmaceuticals 1.03%
Teva Pharmaceutical Industries Ltd., ADR	2,000	80,160

Total Israel		80,160

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Italy 1.25%

Gas Utilities 0.85%
Snam SpA	11,920	66,816

Oil, Gas & Consumable Fuels 0.40%
ENI SpA	1,289	31,167

Total Italy		97,983

Japan 8.74%

Automobiles 1.91%
Nissan Motor Co. Ltd.	4,700	39,566
Toyota Motor Corp.	1,800	109,535

		149,101
Chemicals 0.37%
Shin-Etsu Chemical Co. Ltd.	500	29,237

Commercial Banks 0.95%
Mitsubishi UFJ Financial Group, Inc.	5,700	37,807
Sumitomo Mitsui Financial Group, Inc.	700	36,265

		74,072
Commercial Services & Supplies 0.70%
Secom Co. Ltd.	900	54,350

Diversified Consumer Services 0.36%
Benesse Holdings, Inc.	700	28,117

Food & Staples Retailing 0.19%
Lawson, Inc.	200	14,993

Pharmaceuticals 0.48%
Tsumura & Co.	1,400	37,103

Real Estate Investment Trusts (REITs) 0.49%
Nippon Prologis REIT, Inc.	4	38,272

Real Estate Management & Development 0.60%
Daito Trust Construction Co. Ltd.	500	46,812

Tobacco 1.08%
Japan Tobacco, Inc.	2,600	84,596

Trading Companies & Distributors 1.11%
Mitsubishi Corp.	4,500	86,368

	Shares	Value ($)
Japan (continued)

Wireless Telecommunication Services 0.50%
NTT DoCoMo, Inc.	2,400	39,432

Total Japan		682,453

Malaysia 0.63%

Commercial Banks 0.33%
Malayan Banking Bhd	8,600	26,132

Wireless Telecommunication Services 0.30%
Axiata Group Bhd	11,000	23,168

Total Malaysia		49,300

Netherlands 0.82%

Chemicals 0.82%
LyondellBasell Industries NV	800	64,224

Total Netherlands		64,224

Singapore 2.25%

Industrial Conglomerates 1.86%
Keppel Corp. Ltd.	16,300	144,914

Wireless Telecommunication Services 0.39%
StarHub Ltd.	9,000	30,661

Total Singapore		175,575

Spain 0.68%

Electric Utilities 0.68%
Red Electrica Corp. SA	792	52,947

Total Spain		52,947

Sweden 0.52%

Machinery 0.52%
Atlas Copco AB - B Shares	1,594	40,590

Total Sweden		40,590

Switzerland 7.66%

Diversified Telecommunication Services 0.48%
Swisscom AG	71	37,545

Electrical Equipment 1.03%
ABB Ltd.*	3,032	80,104

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Switzerland (continued)

Food Products 1.30%
Nestle S.A.	1,387	101,939

Insurance 0.88%
Zurich Insurance Group AG*	235	68,337

Pharmaceuticals 3.97%
Novartis AG	1,565	125,248
Roche Holding AG	659	184,729

		309,977

Total Switzerland		597,902

Taiwan 1.36%

Electronic Equipment, Instruments & Components 0.37%
Delta Electronics, Inc.	5,000	28,581

Semiconductors & Semiconductor Equipment 0.99%
Taiwan Semiconductor Manufacturing Co. Ltd.	22,079	77,796

Total Taiwan		106,377

United Kingdom 10.18%

Commercial Banks 2.90%
HSBC Holdings PLC	11,965	131,231
Standard Chartered PLC	4,218	95,039

		226,270
Diversified Telecommunication Services 0.23%
Inmarsat PLC	1,462	18,315

Electric Utilities 0.30%
SSE PLC	1,026	23,332

Media 0.65%
Reed Elsevier PLC	3,383	50,425

Multi-Utilities 0.49%
National Grid PLC	2,936	38,363

Oil, Gas & Consumable Fuels 2.11%
BP PLC	20,332	164,705

Pharmaceuticals 2.26%
AstraZeneca PLC	1,177	69,815

	Shares	Value ($)
United Kingdom (continued)

Pharmaceuticals (continued)
GlaxoSmithKline PLC	3,995	106,553

		176,368
Tobacco 0.79%
British American Tobacco PLC	1,154	61,917

Wireless Telecommunication Services 0.45%
Vodafone Group PLC	8,854	34,806

Total United Kingdom		794,501

United States 48.76%

Aerospace & Defense 4.39%
General Dynamics Corp.	300	28,665
Raytheon Co.	900	81,630
The Boeing Co.	1,200	163,788
United Technologies Corp.	600	68,280

		342,363
Air Freight & Logistics 1.62%
United Parcel Service, Inc. - Class B	1,200	126,096

Auto Components 0.85%
Johnson Controls, Inc.	1,300	66,690

Automobiles 0.41%
Ford Motor Co.	2,100	32,403

Beverages 1.06%
Coca-Cola Co.	2,000	82,620

Biotechnology 0.58%
Amgen, Inc.	400	45,664

Capital Markets 0.41%
Ares Capital Corp.	1,800	31,986

Chemicals 1.15%
E. I. du Pont de Nemours & Co.	900	58,473
The Dow Chemical Co.	700	31,080

		89,553

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
United States (continued)

Commercial Banks 1.62%
U.S. Bancorp	1,000	40,400
Wells Fargo & Co.	1,900	86,260

		126,660
Communications Equipment 1.21%
Cisco Systems, Inc.	4,200	94,290

Diversified Financial Services 3.02%
JPMorgan Chase & Co.	3,100	181,288
McGraw Hill Financial, Inc.	700	54,740

		236,028
Diversified Telecommunication Services 0.58%
AT&T, Inc.	600	21,096
Verizon Communications, Inc.	500	24,570

		45,666
Electric Utilities 0.88%
Duke Energy Corp.	266	18,357
Northeast Utilities	700	29,673
Southern Co.	500	20,555

		68,585
Electrical Equipment 0.90%
Emerson Electric Co.	1,000	70,180

Energy Equipment & Services 0.92%
Schlumberger Ltd.	800	72,088

Food & Staples Retailing 0.28%
Sysco Corp.	600	21,660

Health Care Equipment & Supplies 1.88%
Abbott Laboratories	1,000	38,330
Baxter International, Inc.	400	27,820
Medtronic, Inc.	1,400	80,346

		146,496
Household Durables 0.52%
Leggett & Platt, Inc.	1,300	40,222

Household Products 0.73%
Procter & Gamble Co.	700	56,987

	Shares	Value ($)
United States (continued)

Industrial Conglomerates 2.16%
3M Co.	500	70,125
General Electric Co.	3,500	98,105

		168,230
Insurance 1.11%
Aflac, Inc.	600	40,080
Arthur J Gallagher & Co.	1,000	46,930

		87,010
IT Services 2.16%
Automatic Data Processing, Inc.	900	72,729
Paychex, Inc.	2,100	95,613

		168,342
Leisure Equipment & Products 0.37%
Mattel, Inc.	600	28,548

Machinery 0.32%
Illinois Tool Works, Inc.	300	25,224

Metals & Mining 2.24%
Nucor Corp.	2,900	154,802
Southern Copper Corp.	709	20,355

		175,157
Multi-Utilities 0.58%
Wisconsin Energy Corp.	1,100	45,474

Oil, Gas & Consumable Fuels 5.36%
Chevron Corp.	1,200	149,892
Exxon Mobil Corp.	1,200	121,440
Kinder Morgan Inc.	2,500	90,000
Spectra Energy Corp.	1,600	56,992

		418,324
Pharmaceuticals 4.04%
Johnson & Johnson	1,800	164,862
Merck & Co., Inc.	3,000	150,150

		315,012

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
United States (continued)

Real Estate Investment Trusts (REITs) 0.33%
Corrections Corp. of America	800	25,656

Road & Rail 0.52%
CSX Corp.	1,400	40,278

Semiconductors & Semiconductor Equipment 2.02%
Linear Technology Corp.	1,300	59,215
Microchip Technology, Inc.	2,200	98,450

		157,665
Software 0.91%
Microsoft Corp.	1,900	71,117

Specialty Retail 0.90%
Home Depot, Inc.	400	32,936
L Brands, Inc.	600	37,110

		70,046
Tobacco 2.30%
Altria Group, Inc.	2,400	92,136
Philip Morris International, Inc.	1,000	87,130

		179,266
Water Utilities 0.43%
American Water Works Co., Inc.	800	33,808

Total United States		3,805,394

Total Common Stocks (Cost $5,758,661)		7,721,123

Short-Term Investment 0.48%

United States 0.48%

State Street Institutional Liquid Reserve 0.05%, (a)	37,518	37,518

Total Short-Term Investment (Cost $37,518)		37,518

Value ($)
Total Investments 99.40% (Cost $5,796,179)	7,758,641

Other Assets Less Liabilities 0.60%	46,633

Net Assets 100.00%	7,805,274

*	Non income-producing security.
(a)	Yield as of December 31, 2013.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited)- Global Equity Income Fund

as of December 31, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,074,588	$3,646,535	$—	$7,721,123
Short-Term Investment	—	37,518	—	37,518

Total Investments	$4,074,588	$3,684,053	$—	$7,758,641

There were no transfers between Level 1, 2, or 3 as of December 31, 2013, based upon the valuation input levels assigned to securities on September 30, 2013.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2013

Common Stocks 87.59%

	Shares	Value ($)
Brazil 4.66%

Commercial Services & Supplies 0.88%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,700	50,614

Paper & Forest Products 1.44%
Duratex SA	14,800	82,531

Road & Rail 1.45%
Localiza Rent a Car S.A.	5,870	82,858

Specialty Retail 0.89%
Cia Hering	4,000	50,737

Total Brazil		266,740

Chile 1.15%

Commercial Banks 1.15%
Banco Santander Chile, ADR	2,796	65,902

Total Chile		65,902

China 12.90%

Automobiles 1.87%
Dongfeng Motor Group Co. Ltd. - H Shares	68,000	106,683

Commercial Banks 3.88%
Industrial & Commercial Bank of China Ltd. - H Shares	326,180	221,773

Computers & Peripherals 2.30%
Lenovo Group Ltd.	108,000	131,839

Insurance 1.48%
China Taiping Insurance Holdings Co. Ltd. *	41,400	84,496

Oil, Gas & Consumable Fuels 3.37%
CNOOC Ltd.	103,000	192,669

Total China		737,460

	Shares	Value ($)
Columbia 1.36%

Oil, Gas & Consumable Fuels 1.36%
Pacific Rubiales Energy Corp.	4,500	77,694

Total Columbia		77,694

Hong Kong 3.38%

Diversified Financial Services 0.96%
First Pacific Co. Ltd.	48,000	54,851

Hotels, Restaurants & Leisure 2.42%
SJM Holdings Ltd.	41,000	138,285

Total Hong Kong		193,136

Indonesia 1.15%

Wireless Telecommunication Services 1.15%
Tower Bersama Infrastructure Tbk PT *	137,500	65,542

Total Indonesia		65,542

Korea, Republic of 13.61%

Auto Components 3.03%
Hyundai Mobis	623	173,454

Chemicals 1.51%
LG Chem Ltd.	301	86,283

Insurance 2.17%
Korean Reinsurance Co.	11,429	124,145

Semiconductors & Semiconductor Equipment 6.90%
Samsung Electronics Co. Ltd., GDR, 144A	604	394,412

Total Korea, Republic of		778,294

Malaysia 6.10%

Commercial Banks 1.93%
CIMB Group Holdings Bhd	47,334	110,293

Hotels, Restaurants & Leisure 2.45%
Genting Malaysia Bhd	104,500	139,847

Wireless Telecommunication Services 1.72%
Axiata Group Bhd	46,725	98,413

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2013

Common Stocks (continued)

	Shares	Value ($)
Malaysia (continued)

Total Malaysia		348,553

Mexico 6.41%

Chemicals 0.95%
Mexichem SAB de C.V.	13,035	54,210

Commercial Banks 2.42%
Grupo Financiero Banorte SAB de C.V.	19,800	138,516

Food & Staples Retailing 1.02%
Controladora Comercial Mexicana SAB de C.V.	13,400	58,192

Wireless Telecommunication Services 2.02%
America Movil SAB de C.V. - Series L	99,200	115,410

Total Mexico		366,328

Peru 2.32%

Commercial Banks 2.32%
Credicorp Ltd.	998	132,465

Total Peru		132,465

Russia 10.39%

Commercial Banks 2.30%
Sberbank of Russia, ADR	10,386	131,167

Energy Equipment & Services 1.09%
TMK OAO, GDR, 144A	5,300	62,487

Food & Staples Retailing 3.48%
Magnit OJSC, GDR, 144A	3,000	199,012

Internet Software & Services 1.45%
Mail.ru Group Ltd, GDR, 144A	1,861	83,081

Oil, Gas & Consumable Fuels 2.07%
LUKOIL OAO, ADR	1,896	118,506

Total Russia		594,253

	Shares	Value ($)
South Africa 5.91%

Pharmaceuticals 2.70%
Aspen Pharmacare Holdings Ltd.	6,013	154,454

Wireless Telecommunication Services 3.21%
MTN Group Ltd.	8,856	183,747

Total South Africa		338,201

Taiwan 9.78%

Commercial Banks 2.41%
CTBC Financial Holding Co. Ltd.	202,044	138,056

Computers & Peripherals 1.05%
Simplo Technology Co. Ltd.	13,500	59,859

Semiconductors & Semiconductor Equipment 6.32%
MediaTek, Inc.	7,000	104,303
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	257,218

		361,521

Total Taiwan		559,436

Thailand 4.09%

Chemicals 1.57%
PTT Global Chemical PCL	37,300	89,675

Commercial Banks 1.20%
Kasikornbank PCL	14,200	68,495

Wireless Telecommunication Services 1.32%
Shin Corp. PCL, NVDR	36,700	75,900

Total Thailand		234,070

Turkey 1.55%

Wireless Telecommunication Services 1.55%
Turkcell Iletisim Hizmetleri AS *	16,762	88,750

Total Turkey		88,750

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2013

Common Stocks (continued)	Participatory Notes (continued)

	Shares	Value ($)
United States 2.83%

IT Services 2.83%
Cognizant Technology Solutions Corp. *	1,600	161,568

Total United States		161,568

Total Common Stocks (Cost $3,420,384)		5,008,392

Preferred Stocks 4.07%

Brazil 4.07%

Commercial Banks 1.93%
Itau Unibanco Holding S.A.	8,170	110,680

Metals and Mining 2.14%
Vale S.A. - A Shares	8,732	122,302

Total Brazil		232,982

Total Preferred Stocks (Cost $186,191)		232,982

Participatory Notes 5.84%

India 5.84%

Automobiles 2.53%
Maruti Suzuki India Ltd., Issued by JP Morgan Structured Products, maturity date 12/21/15, 144A	5,098	144,732

Diversified Financial Services 0.81%
Infrastructure Development Finance Co. Ltd., Issued by JP Morgan Structured Products, maturity date 4/13/17, 144A	26,410	46,482

Oil, Gas and Consumable Fuels 1.11%
Cairn India Ltd., Issued by Morgan Stanley, maturity date 01/21/16, 144A	12,142	63,302

Tobacco 1.39%
ITC Ltd., Issued by JP Morgan Structured Products, maturity date 08/04/2016, 144A	15,369	79,611

	Shares	Value ($)
India (continued)

Total India		334,127

Total Participatory Notes (Cost $329,683)		334,127

Total Investments 97.50% (Cost $3,936,258)		5,575,501

Other Assets Less Liabilities 2.50%		142,840

Net Assets 100.00%		5,718,341

*	Non income-producing security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $1,073,119 or 18.77% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited)- Global Emerging Markets Fund

as of December 31, 2013

VALUATION INPUTS
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,394,451	$3,613,941	$—	$5,008,392
Preferred Stocks	232,982	—	—	232,982
Participatory Notes	—	334,127	—	334,127

Total Investments	$1,627,433	$3,948,068	$—	$5,575,501

There were no transfers between Level 1, 2, or 3 as of December 31, 2013, based upon the valuation input levels assigned to securities on September 30, 2013.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations 87.02%

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Automotive 2.71%

Auto Loans 0.21%
General Motors Financial Co., Inc.
125,000	4.25	05/15/23(a)	119,219

Auto Parts & Equipments 2.45%
Affinia Group, Inc.
100,000	7.75	05/01/21	105,500
Chassix Holdings, Inc.
75,000	10.00	12/15/18(a),(b)	75,000
Dana Holding Corp.
200,000	6.00	09/15/23	201,500
Exide Technologies, Inc.
75,000	8.63	02/01/18(c)	54,000
Gestamp Funding Luxembourg SA
200,000	5.63	05/31/20(a)	204,500
EUR 200,000	5.88	05/31/20(a)	291,648
LKQ Corp.
50,000	4.75	05/15/23(a)	46,625
Schaeffler Finance BV
200,000	6.88	08/15/18(a)	213,000
Stackpole International Intermediate / Stackpole International Powder / Stackpl
125,000	7.75	10/15/21(a)	130,625
Stanadyne Corp.
25,000	10.00	08/15/14	24,375

			1,346,773
Automakers 0.05%
General Motors Co.
25,000	6.25	10/02/43(a),(b)	26,094

Total Automotive			1,492,086

Banking 3.04%
Ally Financial, Inc.
50,000	4.75	09/10/18	52,500

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Banking (continued)
50,000	8.00	03/15/20	60,187
Bank of America Corp.
25,000	5.20	12/31/49	22,125
Barclays Bank PLC
300,000	7.63	11/21/22	320,250
400,000	7.75	04/10/23	435,000
EUR 200,000	8.00	12/31/49	277,366
JPMorgan Chase & Co.
100,000	5.15	12/31/49	90,250
75,000	6.00	12/31/49	72,094
Royal Bank of Scotland Group PLC
350,000	7.64	12/31/49	344,750

Total Banking			1,674,522

Basic Industry 9.16%

Building Materials 4.51%
Allegion US Holding Co.
25,000	5.75	10/01/21(a)	26,125
American Builders & Contractors Supply Co., Inc.
50,000	5.63	04/15/21(a)	50,375
Associated Materials LLC / AMH New Finance, Inc.
25,000	9.13	11/01/17(b)	26,813
Builders FirstSource, Inc.
75,000	7.63	06/01/21(a)	78,563
Building Materials Holding Corp.
175,000	9.00	09/15/18(a)	189,437
Cemex SAB de CV
350,000	9.00	01/11/18(a)	385,875
CeramTec Group GmbH
EUR 200,000	8.25	08/15/21(a)	299,902
CPG Merger Sub, LLC
100,000	8.00	10/01/21(a)	104,500
Gibraltar Industries, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)

Building Materials (continued)
25,000	6.25	02/01/21	25,813
HD Supply, Inc.
300,000	11.50	07/15/20	358,875
Headwaters, Inc.
50,000	7.25	01/15/19(a),(b)	51,625
New Enterprise Stone & Lime Co., Inc.
108,680	13.00	03/15/18	123,895
Nortek, Inc.
75,000	8.50	04/15/21	83,437
Rexel SA
200,000	5.25	06/15/20(a)	202,000
RSI Home Products, Inc.
75,000	6.88	03/01/18(a)	78,937
USG Corp.
100,000	6.30	11/15/16	107,750
Xella Holdco Finance SA
EUR 200,000	9.13	09/15/18(a)	289,241

			2,483,163
Chemicals 1.16%
Axiall Corp.
50,000	4.88	05/15/23(a)	47,437
Eagle Spinco, Inc.
25,000	4.63	02/15/21(a)	24,594
Hexion US Finance Corp.
150,000	6.63	04/15/20	154,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
50,000	9.00	11/15/20	50,125
NOVA Chemicals Corp.
50,000	5.25	08/01/23(a)	51,656
PolyOne Corp.
25,000	5.25	03/15/23	24,500
Taminco Global Chemical Corp.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)

Chemicals (continued)
45,000	9.75	03/31/20(a)	51,300
TPC Group, Inc.
25,000	8.75	12/15/20(a)	26,688
Trinseo Materials Operating SCA
200,000	8.75	02/01/19(a)	207,500

			638,300
Forestry & Paper 0.83%
Ainsworth Lumber Co., Ltd.
225,000	7.50	12/15/17(a)	243,000
Boise Cascade Co.
25,000	6.38	11/01/20	26,438
Resolute Forest Products, Inc.
200,000	5.88	05/15/23(a)	186,000

			455,438
Metals & Mining Excluding Steel 1.14%
Arch Coal, Inc.
75,000	8.00	01/15/19(a),(b)	75,000
Coeur Mining, Inc.
25,000	7.88	02/01/21	25,500
Murray Energy Corp.
50,000	8.63	06/15/21(a)	52,000
Noranda Aluminum Acquisition Corp.
25,000	11.00	06/01/19(a)	21,375
Peabody Energy Corp.
50,000	6.25	11/15/21	50,750
Thompson Creek Metals Co., Inc.
100,000	7.38	06/01/18	85,750
50,000	12.50	05/01/19	49,000
Walter Energy, Inc.
250,000	9.50	10/15/19(a)	265,000

			624,375

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Basic Industry (continued)

Steel Producers & Products 1.52%
AK Steel Corp.
275,000	8.38	04/01/22	277,750
Allegheny Technologies, Inc.
25,000	5.88	08/15/23	25,293
ArcelorMittal
100,000	10.35	06/01/19	127,000
50,000	5.75	08/05/20	53,250
100,000	6.00	03/01/21	106,500
150,000	7.50	10/15/39	148,125
Commercial Metals Co.
50,000	4.88	05/15/23	46,750
Steel Dynamics, Inc.
25,000	6.38	08/15/22	27,125
United States Steel Corp.
25,000	6.88	04/01/21	26,563

			838,356

Total Basic Industry			5,039,632

Capital Goods 4.00%

Aerospace & Defense 0.31%
Alliant Techsystems, Inc.
25,000	5.25	10/01/21(a),(b)	25,188
CBC Ammo LLC / CBC FinCo, Inc.
25,000	7.25	11/15/21(a),(b)	24,750
Colt Defense, LLC / Colt Finance Corp.
50,000	8.75	11/15/17	43,437
GenCorp, Inc.
25,000	7.13	03/15/21	26,875
Triumph Group, Inc.
50,000	4.88	04/01/21	48,750

			169,000
Diversified Capital Goods 0.81%
Harbinger Group, Inc.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods (continued)

Diversified Capital Goods (continued)
25,000	7.88	07/15/19(a)	26,969
NANA Development Corp.
225,000	9.50	03/15/19(a)	234,562
Titan International, Inc.
75,000	6.88	10/01/20(a)	78,563
Unifrax I, LLC
100,000	7.50	02/15/19(a)	104,000

			444,094
Machinery 0.67%
Cleaver-Brooks, Inc.
150,000	8.75	12/15/19(a)	163,500
Milacron, LLC
125,000	7.75	02/15/21(a)	131,875
Neovia Logistics International Holdings, LLC
75,000	10.00	02/15/18(a)	76,125

			371,500
Packaging 2.21%
Ball Corp.
25,000	5.00	03/15/22	24,875
BOE Intermediate Holding Corp. PIK
78,412	9.75	11/01/17(a)	82,137
Mustang Merger Corp.
100,000	8.50	08/15/21(a)	108,500
Owens-Brockway Glass Container, Inc.
250,000	7.38	05/15/16	281,875
Reynolds Group Issuer, Inc.
200,000	9.00	04/15/19	215,500
300,000	9.88	08/15/19	335,250
Sealed Air Corp.
25,000	8.38	09/15/21(a)	28,500
25,000	5.25	04/01/23(a)	24,437
Tekni-Plex, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Capital Goods (continued)

Packaging (continued)
100,000	9.75	06/01/19(a)	114,000

			1,215,074

Total Capital Goods			2,199,668

Consumer Cyclical 5.71%

Apparel & Textiles 0.20%
Quiksilver, Inc. / QS Wholesale, Inc.
50,000	7.88	08/01/18(a)	54,500
50,000	10.00	08/01/20	56,750

			111,250
Department Stores 0.34%
Neiman Marcus Group Ltd., Inc.
125,000	8.00	10/15/21(a),(b)	131,250
50,000	8.75	10/15/21(a),(b)	52,625

			183,875
Discount Stores 0.10%
99 Cents Only Stores
50,000	11.00	12/15/19	57,000

Food & Drug Retailers 0.93%
BI-LO, LLC / BI-LO Finance Corp.
150,000	8.63	09/15/18(a)	157,500
Rite Aid Corp.
75,000	7.70	02/15/27	77,812
75,000	6.88	12/15/28(a)	71,813
Roundy’s Supermarkets, Inc.
75,000	10.25	12/15/20(a),(b)	76,875
Tops Holding II Corp.
125,000	8.75	06/15/18(a)	129,219

			513,219
Household & Leisure Products 0.13%
Gibson Brands, Inc.
25,000	8.88	08/01/18(a)	26,500
Icon Health & Fitness, Inc.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)

Household & Leisure Products (continued)
50,000	11.88	10/15/16(a)	44,750

			71,250
Restaurants 1.81%
Checkers Drive-In Restaurants, Inc.
150,000	11.00	12/01/17(a)	166,500
Landry’s Holdings II, Inc.
675,000	10.25	01/01/18(a)	719,719
Landry’s, Inc.
100,000	9.38	05/01/20(a)	109,500

			995,719
Specialty Retail 2.20%
Asbury Automotive Group, Inc.
25,000	8.38	11/15/20	28,219
Burlington Holdings, LLC
9,000	9.00	02/15/18(a)	9,270
Express Finance Corp.
250,000	8.75	03/01/18	264,687
Michaels FinCo Holdings, LLC / Michaels FinCo, Inc.
175,000	7.50	08/01/18(a)	182,875
Michaels Stores, Inc.
200,000	5.88	12/15/20(a),(b)	201,500
PC Nextco Holdings, LLC / PC Nextco Finance, Inc.
250,000	8.75	08/15/19(a)	257,812
rue21, Inc.
25,000	9.00	10/15/21(a),(b)	18,375
Sally Holdings LLC / Sally Capital, Inc.
25,000	5.50	11/01/23	24,875
Sonic Automotive, Inc.
100,000	5.00	05/15/23	94,250
Spencer Spirit Holdings, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Cyclical (continued)

Specialty Retail (continued)
125,000	9.00	05/01/18(a)	127,813

			1,209,676

Total Consumer Cyclical			3,141,989

Consumer Non-Cyclical 2.83%

Consumer Products 1.38%
American Achievement Corp.
200,000	10.88	04/15/16(a)	211,000
Armored Autogroup, Inc.
200,000	9.25	11/01/18	193,500
NBTY, Inc.
250,000	9.00	10/01/18	275,312
Revlon Consumer Products Corp.
25,000	5.75	02/15/21	24,781
Spectrum Brands Escrow Corp.
50,000	6.63	11/15/22(a),(b)	53,313

			757,906
Food-Wholesale 1.30%
Barry Callebaut Services NV
200,000	5.50	06/15/23(a)	205,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
100,000	6.00	06/15/17(a),(b)	101,500
Darling Escrow Corp.
50,000	5.38	01/15/22(a),(b)	50,437
JBS Investments GmbH
200,000	7.75	10/28/20(a),(b)	203,000
JBS USA, LLC / JBS USA Finance, Inc.
75,000	7.25	06/01/21(a)	78,375
KeHE Distributors, LLC / KeHE Finance Corp.
25,000	7.63	08/15/21(a)	26,547
Post Holdings, Inc.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Consumer Non-Cyclical (continued)

Food-Wholesale (continued)
25,000	7.38	02/15/22(a)	26,875
Wells Enterprises, Inc.
25,000	6.75	02/01/20(a)	25,438

			717,172
Tobacco 0.15%
North Atlantic Trading Co.
75,000	11.50	07/15/16(a)	81,750

Total Consumer Non-Cyclical			1,556,828

Energy 11.72%

Energy Exploration & Production 7.78%
Antero Resources Finance Corp.
75,000	5.38	11/01/21(a),(b)	75,797
Approach Resources, Inc.
50,000	7.00	06/15/21	51,500
Aurora USA Oil & Gas, Inc.
50,000	7.50	04/01/20(a)	51,750
Chesapeake Energy Corp.
150,000	9.50	02/15/15	163,312
150,000	5.38	06/15/21	156,000
75,000	5.75	03/15/23	77,625
Denbury Resources, Inc.
25,000	4.63	07/15/23	22,688
Denver Parent Corp.
50,000	12.25	08/15/18(a)	49,000
Energy XXI Gulf Coast, Inc.
100,000	7.50	12/15/21(a)	104,750
EPE Holdings, LLC
653,504	8.88	12/15/17(a)	674,743
Halcon Resources Corp.
75,000	9.75	07/15/20(a),(b)	78,469
525,000	8.88	05/15/21	532,875

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)

Energy Exploration & Production (continued)
Kodiak Oil & Gas Corp.
50,000	5.50	02/01/22	50,000
Laredo Petroleum, Inc.
150,000	7.38	05/01/22	163,500
Magnum Hunter Resources Corp.
175,000	9.75	05/15/20	189,875
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC
25,000	10.75	10/01/20	27,312
150,000	9.25	06/01/21	157,500
Northern Oil and Gas, Inc.
25,000	8.00	06/01/20	26,313
Plains Exploration & Production Co.
175,000	6.75	02/01/22	192,901
Quicksilver Resources, Inc.
325,000	9.13	08/15/19	331,500
SandRidge Energy, Inc.
25,000	8.75	01/15/20	27,063
75,000	7.50	03/15/21	78,937
225,000	8.13	10/15/22	239,625
50,000	7.50	02/15/23	51,000
Seven Generations Energy Ltd.
50,000	8.25	05/15/20(a)	54,250
Shelf Drilling Holdings Ltd.
600,000	8.63	11/01/18(a)	651,000

			4,279,285
Gas Distribution 1.49%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
50,000	6.13	03/01/22(a),(b)	51,500
Ferrellgas LP / Ferrellgas Finance Corp.
25,000	6.75	01/15/22(a),(b)	25,500
Hiland Partners Finance Corp.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)

Gas Distribution (continued)
75,000	7.25	10/01/20(a)	80,812
LBC Tank Terminals Holding Netherlands BV
200,000	6.88	05/15/23(a)	207,750
Martin Midstream Partners LP / Martin Midstream Finance Corp.
25,000	7.25	02/15/21	25,625
Penn Virginia Resource Finance Corp. II
50,000	6.50	05/15/21(a)	52,000
Sabine Pass Liquefaction, LLC
100,000	5.63	02/01/21(a)	98,250
100,000	5.63	04/15/23(a)	94,000
Summit Midstream Finance Corp.
75,000	7.50	07/01/21(a)	78,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
100,000	6.13	10/15/21	103,500

			817,687
Oil Field Equipment & Services 1.79%
Basic Energy Services, Inc.
25,000	7.75	02/15/19	26,250
CHC Helicopter SA
150,000	9.25	10/15/20	162,375
Expro Finance Luxembourg SCA
100,000	8.50	12/15/16(a)	104,750
Hercules Offshore, Inc.
150,000	7.50	10/01/21(a)	159,750
Offshore Group Investment Ltd.
75,000	7.13	04/01/23	76,875
Pacific Drilling SA
150,000	5.38	06/01/20(a)	151,500
Seadrill Ltd.
200,000	6.13	09/15/20(a)	200,500
Seitel, Inc.
50,000	9.50	04/15/19	50,750

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)

Oil Field Equipment & Services (continued)
Tervita Corp.
50,000	8.00	11/15/18(a)	51,875

			984,625
Oil Refining & Marketing 0.66%
United Refining Co.
325,000	10.50	02/28/18	365,625

Total Energy			6,447,222

Financial Services 5.61%

Banking 0.40%
Commerzbank AG
200,000	8.13	09/19/23(a)	221,500

Brokerage 1.46%
KCG Holdings, Inc.
125,000	8.25	06/15/18(a)	132,187
LBG Capital No.1 PLC
600,000	8.00	12/31/49(a)	642,748
Oppenheimer Holdings, Inc.
25,000	8.75	04/15/18	26,875

			801,810
Consumer Commercial/Lease Financing 3.51%
ACE Cash Express, Inc.
100,000	11.00	02/01/19(a)	80,750
Aircastle Ltd.
25,000	4.63	12/15/18	25,250
CIT Group, Inc.
75,000	5.00	05/15/17	80,437
CNG Holdings Inc/OH
25,000	9.38	05/15/20(a)	23,125
Fly Leasing Ltd.
200,000	6.75	12/15/20	203,500
iPayment Holdings, Inc.
109,725	15.00	11/15/18	53,217

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Financial Services (continued)

Consumer Commercial/Lease Financing (continued)
Nationstar Mortgage, LLC
50,000	6.50	08/01/18	51,125
250,000	9.63	05/01/19	282,500
225,000	6.50	06/01/22	212,062
Patriot Merger Corp.
100,000	9.00	07/15/21(a)	105,500
Prospect Holding Co. LLC / Prospect Holding Finance Co.
75,000	10.25	10/01/18(a),(b)	70,875
SLM Corp.
25,000	3.88	09/10/15	25,969
100,000	5.50	01/15/19	103,889
50,000	4.88	06/17/19	49,882
125,000	8.00	03/25/20	142,031
100,000	5.50	01/25/23	94,972
Springleaf Finance Corp.
200,000	6.90	12/15/17	219,600
25,000	7.75	10/01/21	27,125
25,000	8.25	10/01/23	27,187
TMX Finance, LLC / TitleMax Finance Corp.
50,000	8.50	09/15/18(a)	53,500

			1,932,496
Investments & Misc Financial Services 0.24%
American Capital Ltd.
50,000	6.50	09/15/18(a)	52,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
75,000	8.00	01/15/18	78,188

			130,563

Total Financial Services			3,086,369

Healthcare 5.20%

Health Care Providers & Services 0.95%
Healthcare Technology Intermediate, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Healthcare (continued)

Health Care Providers & Services (continued)
75,000	7.38	09/01/18(a)	78,375
OnCure Holdings, Inc.
35,714	11.75	01/15/17	38,214
Opal Acquisition, Inc.
225,000	8.88	12/15/21(a),(b)	224,719
Service Corp. International
175,000	5.38	01/15/22(a)	178,062

			519,370
Health Facilities 2.66%
Amsurg Corp.
25,000	5.63	11/30/20	26,125
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp.
50,000	6.00	10/15/21(a)	51,125
CHS/Community Health Systems, Inc.
225,000	8.00	11/15/19	245,250
CRC Health Corp.
150,000	10.75	02/01/16	150,656
HCA Holdings, Inc.
150,000	7.75	05/15/21	164,250
HCA, Inc.
200,000	7.25	09/15/20	218,500
50,000	5.88	05/01/23	49,500
LifePoint Hospitals, Inc.
75,000	5.50	12/01/21(a),(b)	75,469
MPT Operating Partnership LP / MPT Finance Corp.
50,000	6.38	02/15/22	52,000
Tenet Healthcare Corp.
400,000	8.13	04/01/22	432,000

			1,464,875
Managed Care 0.09%
WellCare Health Plans, Inc.
50,000	5.75	11/15/20	51,375

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Healthcare (continued)

Medical Products 0.30%
Alere, Inc.
50,000	6.50	06/15/20	51,375
Hologic, Inc.
25,000	6.25	08/01/20	26,500
Kinetic Concepts, Inc.
75,000	12.50	11/01/19	85,125

			163,000
Pharmaceuticals 1.20%
Endo Finance Co.
100,000	5.75	01/15/22(a),(b)	100,750
Forest Laboratories, Inc.
50,000	5.00	12/15/21(a),(b)	50,313
Pinnacle Merger Sub, Inc.
75,000	9.50	10/01/23(a)	80,250
Salix Pharmaceuticals Ltd.
50,000	6.00	01/15/21(a),(b)	51,375
Valeant Pharmaceuticals International
250,000	6.88	12/01/18(a)	268,750
50,000	7.25	07/15/22(a)	54,063
VPII Escrow Corp.
50,000	6.75	08/15/18(a)	55,187

			660,688

Total Healthcare			2,859,308

Insurance 0.73%

Insurance Brokerage 0.09%
Onex USI Acquisition Corp.
50,000	7.75	01/15/21(a)	51,375

Monoline Insurance 0.22%
MBIA Insurance Corp.
125,000	11.50	01/15/33(a)	95,313
MBIA, Inc.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Insurance (continued)

Monoline Insurance (continued)
25,000	7.15	07/15/27	24,250

			119,563
Property & Casualty 0.42%
Hockey Merger Sub 2, Inc.
225,000	7.88	10/01/21(a)	232,312

Total Insurance			403,250

Media 6.43%

Media Broadcast 1.53%
Clear Channel Communications, Inc.
150,000	10.75	08/01/16	152,250
19,814	11.00	08/01/16	20,111
125,000	9.00	12/15/19	128,125
Gray Television, Inc.
125,000	7.50	10/01/20	133,437
Sinclair Television Group, Inc.
75,000	5.38	04/01/21	74,250
100,000	6.38	11/01/21(a)	104,000
Sirius XM Radio, Inc.
75,000	4.63	05/15/23(a)	68,063
Univision Communications, Inc.
150,000	6.88	05/15/19(a)	161,062

			841,298
Media Cable 2.84%
Altice Finco SA
EUR 100,000	9.00	06/15/23(a)	150,811
CCO Holdings Capital Corp.
150,000	5.13	02/15/23	139,875
125,000	5.75	09/01/23(a)	119,062
50,000	5.75	01/15/24	47,375
Cequel Communications Holdings I, LLC
100,000	5.13	12/15/21(a)	94,250
Cogeco Cable, Inc.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)

Media Cable (continued)
25,000	4.88	05/01/20(a)	24,219
DISH DBS Corp.
50,000	4.25	04/01/18	51,125
50,000	5.13	05/01/20	50,250
75,000	6.75	06/01/21	79,875
50,000	5.88	07/15/22	50,250
125,000	5.00	03/15/23	117,188
RCN Telecom Services, LLC / RCN Capital Corp.
75,000	8.50	08/15/20(a)	76,125
Unitymedia Hessen GmbH & Co.
200,000	5.50	01/15/23(a)	195,000
UPCB Finance VI Ltd.
150,000	6.88	01/15/22(a)	160,125
Virgin Media Finance PLC
200,000	6.38	04/15/23(a)	204,500

			1,560,030
Media Services 1.06%
Affinion Investments, LLC
153,000	13.50	08/15/18(a)	153,000
Clear Channel Worldwide Holdings, Inc.
50,000	7.63	03/15/20	52,813
Lamar Media Corp.
50,000	5.00	05/01/23	47,750
Nielsen Finance LLC / Nielsen Finance Co.
75,000	4.50	10/01/20	73,312
Southern Graphics, Inc.
100,000	8.38	10/15/20(a)	104,000
The Nielsen Co. Luxembourg SARL
150,000	5.50	10/01/21(a)	152,625

			583,500
Printing & Publishing 1.00%
MPL 2 Acquisition Canco, Inc.
75,000	9.88	08/15/18(a)	78,750

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Media (continued)

Printing & Publishing (continued)
ProQuest Notes Co.
350,000	9.00	10/15/18(a)	364,000
RR Donnelley & Sons Co.
25,000	7.88	03/15/21	27,875
25,000	7.00	02/15/22	27,000
The McClatchy Co.
50,000	9.00	12/15/22	55,250

			552,875

Total Media			3,537,703

Real Estate 0.14%

Real Estate Investment Trusts (REITs) 0.14%
DuPont Fabros Technology LP
50,000	5.88	09/15/21	51,875
iStar Financial, Inc.
25,000	3.88	07/01/16	25,687

Total Real Estate			77,562

Services 12.91%

Airlines 0.79%
Air Canada
50,000	6.75	10/01/19(a)	52,812
50,000	8.75	04/01/20(a)	53,375
Air Canada 2013-1 Class B Pass Through Trust
25,000	5.38	11/15/22(a)	24,313
Air Canada 2013-1 Class C Pass Through Trust
25,000	6.63	05/15/18(a)	25,015
Continental Airlines, Inc.
100,000	6.13	04/29/18	104,500
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
25,000	4.95	01/15/22	22,938

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Airlines (continued)
United Airlines, Inc.
50,000	6.75	09/15/15(a)	51,812
United Continental Holdings, Inc.
25,000	6.38	06/01/18	26,187
US Airways 2012-2 Class C Pass Through Trust
25,000	5.45	06/03/18	24,563
US Airways Group, Inc.
50,000	6.13	06/01/18	50,625

			436,140
Building & Construction 0.69%
Ashton Woods USA, LLC
150,000	6.88	02/15/21(a)	148,500
Beazer Homes USA, Inc.
50,000	7.25	02/01/23	50,250
DR Horton, Inc.
75,000	5.75	08/15/23	76,453
Meritage Homes Corp.
25,000	4.50	03/01/18	25,000
William Lyon Homes, Inc.
25,000	8.50	11/15/20(a),(b)	27,188
Woodside Homes Co., LLC / Woodside Homes Finance, Inc.
50,000	6.75	12/15/21(a)	50,375

			377,766
Gaming 1.55%
Caesars Entertainment Operating Co., Inc.
25,000	11.25	06/01/17	25,500
50,000	8.50	02/15/20	48,281
100,000	9.00	02/15/20	97,750
GLP Capital LP / GLP Financing II, Inc.
25,000	4.88	11/01/20(a),(b)	25,063
MGM Resorts International
300,000	5.25	03/31/20	298,500

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Gaming (continued)
Mohegan Tribal Gaming Authority
25,000	9.75	09/01/21(a)	27,063
Peninsula Gaming Corp.
25,000	8.38	02/15/18(a)	27,375
Penn National Gaming, Inc.
50,000	5.88	11/01/21(a),(b)	49,500
Pinnacle Entertainment, Inc.
25,000	7.50	04/15/21	27,250
PNK Finance Corp.
175,000	6.38	08/01/21(a)	179,812
Sugarhouse HSP Gaming Finance Corp.
50,000	6.38	06/01/21(a)	48,500

			854,594
Hotels 0.47%
Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.
225,000	5.63	10/15/21(a)	233,859
RHP Hotel Properties LP / RHP Finance Corp.
25,000	5.00	04/15/21	24,813

			258,672
Leisure 0.14%
MISA Investments Ltd.
25,000	8.63	08/15/18(a)	25,938
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp.
50,000	8.88	04/15/17(a),(b)	50,250

			76,188
Railroads 0.19%
Florida East Coast Railway Corp.
50,000	8.13	02/01/17	52,437
Watco Finance Corp.
50,000	6.38	04/01/23(a)	49,750

			102,187

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Support Services 7.40%
APX Group, Inc.
125,000	8.75	12/01/20(a),(b)	127,812
475,000	8.75	12/01/20	486,875
ARAMARK Corp.
75,000	5.75	03/15/20(a)	78,750
Ashtead Capital, Inc.
200,000	6.50	07/15/22(a),(b)	214,250
Audatex North America, Inc.
50,000	6.00	06/15/21(a),(b)	52,625
50,000	6.13	11/01/23(a),(b)	51,750
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.
100,000	5.50	04/01/23	97,375
BC Luxco 1 SA
150,000	7.38	01/29/20(a)	139,500
Compiler Finance Sub, Inc.
50,000	7.00	05/01/21(a)	49,875
Flexi-Van Leasing, Inc.
100,000	7.88	08/15/18(a)	106,500
H&E Equipment Services, Inc.
25,000	7.00	09/01/22	27,375
Hertz Corp.
25,000	6.25	10/15/22	25,938
Igloo Holdings Corp.
325,000	8.25	12/15/17(a)	331,500
Michael Baker International LLC / CDL Acquisition Co., Inc.
25,000	8.25	10/15/18(a)	25,750
Monitronics International, Inc.
25,000	9.13	04/01/20	26,625
Neff Finance Corp.
300,000	9.63	05/15/16(a)	318,750
NES Rentals Holdings, Inc.
125,000	7.88	05/01/18(a)	132,812

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Support Services (continued)
Pinnacle Operating Corp.
75,000	9.00	11/15/20(a)	79,781
Rent-A-Center Inc/TX
175,000	4.75	05/01/21	165,156
ServiceMaster Co.
125,000	8.00	02/15/20	128,125
The Geo Group, Inc.
50,000	5.88	01/15/22(a)	49,813
TMS International Corp.
25,000	7.63	10/15/21(a)	26,750
Travelport Holdings, Inc.
409,668	13.88	03/01/16(a)	436,296
150,000	11.88	09/01/16	153,000
Trionista Holdco GmbH
EUR 100,000	5.00	04/30/20(a)	141,250
Trionista TopCo GmbH
EUR 100,000	6.88	04/30/21(a)	145,859
United Rentals North America, Inc.
350,000	10.25	11/15/19	396,769
50,000	8.25	02/01/21	56,625

			4,073,486
Theaters & Entertainment 0.32%
Cinemark USA, Inc.
25,000	5.13	12/15/22	24,312
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.
100,000	5.00	08/01/18(a)	103,750
Regal Entertainment Group
25,000	5.75	06/15/23	24,687
25,000	5.75	02/01/25	23,688

			176,437
Transportation Excluding Air & Rail 1.36%
CMA CGM SA

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Transportation Excluding Air & Rail (continued)
150,000	8.50	04/15/17(a)	147,750
CTP Transportation Products, LLC / CTP Finance, Inc.
25,000	8.25	12/15/19(a),(b)	26,188
Hapag-Lloyd AG
EUR 100,000	7.75	10/01/18(a)	142,901
Jack Cooper Finance Co.
50,000	9.25	06/01/20(a),(b)	54,062
Jack Cooper Holdings Corp.
100,000	9.25	06/01/20(a)	108,125
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc.
100,000	8.13	11/15/21(a),(b)	102,500
Swift Services Holdings, Inc.
125,000	10.00	11/15/18	139,687
The Kenan Advantage Group, Inc.
25,000	8.38	12/15/18(a),(b)	26,438

			747,651

Total Services			7,103,121

Technology & Electronics 5.67%

Electronics 1.16%
Artesyn Escrow, Inc.
100,000	9.75	10/15/20(a)	105,500
Freescale Semiconductor, Inc.
75,000	5.00	05/15/21(a)	73,125
50,000	6.00	01/15/22(a),(b)	50,750
NXP Funding, LLC
200,000	3.75	06/01/18(a)	202,500
200,000	5.75	03/15/23(a)	204,000

			635,875
Software & Services 3.57%
Activision Blizzard, Inc.
75,000	5.63	09/15/21(a)	77,812

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)

Software & Services (continued)
50,000	6.13	09/15/23(a)	52,250
Allen Systems Group, Inc.
50,000	10.50	11/15/16(a)	27,500
Ancestry.com, Inc.
150,000	9.63	10/15/18(a)	156,000
250,000	11.00	12/15/20	291,250
Bankrate, Inc.
50,000	6.13	08/15/18(a)	52,250
BMC Software Finance, Inc.
125,000	8.13	07/15/21(a)	129,375
Ceridian HCM Holding, Inc.
50,000	11.00	03/15/21(a)	57,875
Eagle Midco, Inc.
50,000	9.00	06/15/18(a)	52,375
First Data Corp.
175,000	10.63	06/15/21(a)	190,531
150,000	11.75	08/15/21(a),(b)	159,000
400,000	11.75	08/15/21(a)	424,000
iPayment, Inc.
50,000	10.25	05/15/18	41,500
NCR Escrow Corp.
25,000	5.88	12/15/21(a),(b)	25,594
175,000	6.38	12/15/23(a),(b)	179,594
VeriSign, Inc.
50,000	4.63	05/01/23	48,000

			1,964,906
Telecommunications Equipment 0.94%
Alcatel-Lucent USA, Inc.
150,000	4.63	07/01/17(a),(b)	150,938
250,000	6.50	01/15/28	220,000
Avaya, Inc.
100,000	10.50	03/01/21(a),(b)	96,000
CommScope Holding Co., Inc.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Technology & Electronics (continued)

Telecommunications Equipment (continued)
50,000	6.63	06/01/20(a)	52,250

			519,188

Total Technology & Electronics			3,119,969

Telecommunication 8.91%

Telecom - Fixed Line 0.45%
EarthLink, Inc.
250,000	8.88	05/15/19	247,500

Telecom - Integrated/Services 3.47%
CenturyLink, Inc.
25,000	5.63	04/01/20	25,563
400,000	7.60	09/15/39	359,000
Equinix, Inc.
225,000	5.38	04/01/23	221,062
Intelsat Jackson Holdings SA
125,000	5.50	08/01/23(a)	119,375
Intelsat Luxembourg SA
25,000	6.75	06/01/18(a)	26,688
100,000	8.13	06/01/23(a)	107,625
Level 3 Financing, Inc.
25,000	8.63	07/15/20	28,125
Pacnet Ltd.
200,000	9.00	12/12/18(a),(b)	204,250
TW Telecom Holdings, Inc.
50,000	5.38	10/01/22(a)	49,250
125,000	6.38	09/01/23(a)	130,312
Windstream Corp.
443,000	7.50	04/01/23	447,430
200,000	6.38	08/01/23	188,000

			1,906,680

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)

Telecom - Wireless 0.19%
T-Mobile USA, Inc.
50,000	6.54	04/28/20	53,313
25,000	6.73	04/28/22	26,156
25,000	6.84	04/28/23	26,031

			105,500
Wireless Telecommunication Services 4.80%
Crown Castle International Corp.
25,000	5.25	01/15/23	24,625
Digicel Ltd.
250,000	6.00	04/15/21(a)	241,875
Matterhorn Financing & CY SCA
EUR 100,000	9.00	04/15/19(a)	142,055
MetroPCS Wireless, Inc.
75,000	6.25	04/01/21(a)	78,094
350,000	6.63	04/01/23(a)	362,687
NII Capital Corp.
125,000	8.88	12/15/19	54,375
50,000	7.63	04/01/21	20,875
NII International Telecom SCA
100,000	7.88	08/15/19(a)	76,000
Sprint Capital Corp.
500,000	8.75	03/15/32	538,750
Sprint Communications, Inc.
100,000	8.38	08/15/17	116,250
Sprint Corp.
25,000	7.25	09/15/21(a)	26,938
350,000	7.88	09/15/23(a)	377,125
175,000	7.13	06/15/24(a),(b)	178,062
T-Mobile USA, Inc.
50,000	5.25	09/01/18(a)	52,812
Wind Acquisition Holdings Finance SA

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Telecommunication (continued)

Wireless Telecommunication Services (continued)
331,375	12.25	07/15/17(a)	350,429

			2,640,952

Total Telecommunication			4,900,632

Utility 2.25%

Electric Generation 1.99%
Calpine Corp.
89,000	7.50	02/15/21(a)	97,566
25,000	6.00	01/15/22(a),(b)	25,750
22,000	7.88	01/15/23(a)	24,145
Dynegy, Inc.
75,000	5.88	06/01/23(a)	71,250
Edison Mission Energy
220,000	7.00	05/15/17(c)	167,750
Energy Future Intermediate Holding Co., LLC
122,014	11.25	12/01/18(a)	86,630
50,000	12.25	03/01/22(a)	59,000
GenOn Energy, Inc.
400,000	9.50	10/15/18	455,000
50,000	9.88	10/15/20	55,750
NRG Energy, Inc.
50,000	6.63	03/15/23	50,625

			1,093,466
Electric Integrated 0.26%
AES Corp.
50,000	8.00	10/15/17	59,000
Illinois Power Generating Co.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Corporate Obligations (continued)	Senior Term Loans (continued)

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Utility (continued)

Electric Integrated (continued)
100,000	7.00	04/15/18	86,250

			145,250

Total Utility			1,238,716

Total Corporate Obligations (Cost $46,783,858)			47,878,577

Senior Term Loans 4.73%

Automotive 0.39%

Auto Parts & Equipments 0.39%
Exide Technologies, Inc.
208,563	3.25	12/31/14(b)	213,777

Total Automotive			213,777

Capital Goods 0.05%

Aerospace & Defense 0.05%
Alliant Techsystems, Inc.
25,000	3.50	11/01/20(b)	25,125

Total Capital Goods			25,125

Consumer Cyclical 0.23%

Department Stores 0.23%
Neiman Marcus Group Ltd., Inc.
125,000	5.00	10/25/20(b)	126,752

Total Consumer Cyclical			126,752

Energy 0.60%

Energy Exploration & Production 0.42%
Fieldwood Energy, LLC
25,000	8.38	09/30/20	25,580
NFR Energy, LLC
25,000	8.75	12/31/18	25,260
Shelf Drilling Midco Ltd.

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Energy (continued)

Energy Exploration & Production (continued)
175,000	10.00	10/08/18	178,063

			228,903

Oil Field Equipment & Services 0.18%
Stallion Oilfield Holdings, Inc.
99,500	8.00	06/19/18	101,615

Total Energy			330,518

Financial Services 0.15%

Brokerage 0.08%
KCG Holdings, Inc.
43,925	5.75	12/05/17	44,200
Investments & Misc Financial Services 0.07%
JG Wentworth, LLC
39,087	7.00	02/07/19	39,868

Total Financial Services			84,068

Insurance 0.94%

Insurance Brokerage 0.94%
Lonestar International Super Holdings, LLC
500,000	11.00	09/02/19	517,500

Total Insurance			517,500

Media 0.41%

Printing & Publishing 0.41%
Clarke Amern Corp.
222,188	7.00	05/22/18	224,409

Total Media			224,409

Services 1.78%

Gaming 0.23%
Citycenter Holdings, LLC
125,000	5.00	10/16/20	127,064
Hotels 0.14%
Hilton Worldwide Finance, LLC

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

Senior Term Loans (continued)	Preferred Stocks 0.88%

Principal Amount ($)	Interest Rate (%)	Maturity Date	Value ($)
Services (continued)

Hotels (continued)
78,947	3.75	10/25/20	79,671

Support Services 0.60%
Sabre, Inc.
50,000	4.50	02/19/19	50,117
Travelport, LLC
267,200	9.50	01/31/16	277,109

			327,226

Transportation Excluding Air & Rail 0.81%
Commercial Barge Line Co.
125,000	10.75	03/22/20	122,812
Syncreon Holdings Ltd.
325,000	5.25	10/28/20(b)	324,594
			447,406

Total Services			981,367

Utility 0.18%

Electric Generation 0.18%
Calpine Corp.
100,000	4.00	10/30/20(b)	100,788

Total Utility			100,788

Total Senior Term Loans (Cost $2,568,973)			2,604,304

Convertible Bond 0.13%

Automotive 0.13%
Meritor, Inc.
75,000	4.00	02/15/27	72,141

Total Automotive			72,141

Total Convertible Bond (Cost $72,068)			72,141

	Interest Rate (%)	Shares	Value ($)
Banking 0.76%

Banking 0.76%
Ally Financial, Inc. (a)	7.00	329	315,871
Ally Financial, Inc.	8.50	3,243	87,075
GMAC Capital Trust I	8.13	550	14,707

Total Banking			417,653

Financials 0.12%

Diversified Financial Services 0.12%
Citigroup, Inc.	6.88	2,701	68,443

Total Financials			68,443

Total Preferred Stocks (Cost $492,036)			486,096

Common Stock 0.15%

		Shares	Value ($)
Insurance 0.15%
Ambac Financial Group, Inc. *		3,265	80,188

Total Insurance			80,188

Total Common Stocks (Cost $44,694)			80,188

Short-Term Investment 5.35%
State Street Institutional Liquid Reserve, 0.05% (d)		2,941,429	2,941,429

Total Short-Term Investment (Cost $2,941,429)			2,941,429

Total Investments 98.26% (Cost $52,903,058)			54,062,735

Other Assets Less Liabilities 1.74%			955,604

Net Assets 100.00%			55,018,339

*	Non income-producing security.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the value of these securities amounted to $27,370,707 or 49.75% of net assets. Exempt securities that are also illiquid are as follows:

Security	Acquisition Date	Cost	Market Value
Alcatel-Lucent USA, Inc., 4.63%, maturing 07/01/17	12/05/13	149,398	150,938
Alliant Techsystems, Inc., 5.25%, maturing 10/01/21	10/22/13	25,000	25,188
Antero Resources Finance Corp., 5.38%, maturing 11/01/21	10/24/13 & 10/25/13	75,000	75,797
APX Group, Inc., 8.75%, maturing 12/01/20	12/10/13	126,864	127,813
Arch Coal, Inc., 8%, maturing 01/15/19	12/12/13	75,000	75,000
Ashtead Capital, Inc., 6.5%, maturing 07/15/22	12/11/13	211,955	214,250
Audatex North America, Inc., 6%, maturing 06/15/21	06/27/13	50,860	52,625
Audatex North America, Inc., 6.13%, maturing 11/01/23	10/17/13	50,000	51,750
Avaya, Inc., 10.5%, maturing 03/01/21	12/05/13	93,878	96,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6%, maturing 06/15/17	12/04/13	100,000	101,500
Calpine Corp., 6%, maturing 01/15/22	10/17/13 & 10/18/13	24,802	25,750
CBC Ammo LLC / CBC FinCo, Inc., 7.25%, maturing 11/15/21	11/08/13	24,633	24,750
Chassix Holdings, Inc., 10%, maturing 12/15/18	12/10/13	73,512	75,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.13%, maturing 03/01/22	10/22/13	50,000	51,500
CTP Transportation Products, LLC / CTP Finance, Inc., 8.25%, maturing 12/15/19	12/13/13	25,000	26,188
Darling Escrow Corp., 5.38%, maturing 01/15/22	12/18/13	50,000	50,438
Endo Finance Co., 5.75%, maturing 01/15/22	12/11/13	100,000	100,750
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, maturing 01/15/22	10/21/13	25,000	25,500
First Data Corp., 11.75%, maturing 08/15/21	12/16/13	155,250	159,000
Forest Laboratories, Inc., 5%, maturing 12/15/21	12/05/13	50,000	50,313
Freescale Semiconductor, Inc., 6%, maturing 01/15/22	12/04/13	50,559	50,750
General Motors Co., 6.25%, maturing 10/02/43	09/24/13	25,343	26,094
GLP Capital LP / GLP Financing II, Inc., 4.88%, maturing 11/01/20	10/23/13 & 11/21/13	25,000	25,063
Halcon Resources Corp., 9.75%, maturing 07/15/20	12/16/13	77,054	78,469
Headwaters, Inc., 7.25%, maturing 01/15/19	12/05/13	50,000	51,625
Jack Cooper Finance Co., 9.25%, maturing 06/01/20	10/24/13	52,578	54,063
JBS Investments GmbH, 7.75%, maturing 10/28/20	10/23/13	200,000	203,000
The Kenan Advantage Group, Inc., 8.38%, maturing 12/15/18	12/12/13	26,242	26,438
LifePoint Hospitals, Inc., 5.5%, maturing 12/01/21	11/21/13	75,000	75,469
Michaels Stores, Inc., 5.88%, maturing 12/15/20	12/16/13	200,000	201,500
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.13%, maturing 11/15/21	10/29/13	100,000	102,500

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

NCR Escrow Corp., 5.88%, maturing 12/15/21	12/05/13	25,000	25,594
NCR Escrow Corp., 6.38%, maturing 12/15/23	12/05/13	176,870	179,594
Neiman Marcus Group Ltd., Inc., 8%, maturing 10/15/21	12/11/13	126,514	131,250
Neiman Marcus Group Ltd., Inc., 8.75%, maturing 10/15/21	10/16/13	50,000	52,625
Opal Acquisition, Inc., 8.88%, maturing 12/15/21	12/10/13	225,156	224,719
Pacnet Ltd., 9%, maturing 12/12/18	12/05/13	200,000	204,250
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp., 8.88%, maturing 04/15/17	12/19/13	50,000	50,250
Penn National Gaming, Inc., 5.88%, maturing 11/01/21	10/21/13 & 10/22/13	50,000	49,500
Prospect Holding Co. LLC / Prospect Holding Finance Co., 10.25%, maturing 10/01/18	09/18/13	72,960	70,875
Roundy’s Supermarkets, Inc., 10.25%, maturing 12/15/20	12/13/13	72,757	76,875
rue21, Inc., 9%, maturing 10/15/21	10/25/13, 11/07/13, & 12/05/13	18,331	18,375
Salix Pharmaceuticals Ltd., 6%, maturing 01/15/21	12/12/13	50,000	51,375
Spectrum Brands Escrow Corp., 6.63%, maturing 11/15/22	12/11/13	53,300	53,313
Sprint Corp., 7.13%, maturing 06/15/24	12/09/13	175,000	178,063
William Lyon Homes, Inc., 8.5%, maturing 11/15/20	10/21/13	26,591	27,188

(b)	Illiquid security.
(c)	Defaulted security.
(d)	Yield as of December 31, 2013.

EUR — Euro Currency.

PIK — Paid in Kind.

For reporting purposes, industry classifications are combined in this sector diversification chart. For industry classifications, please see the Schedule of Investments.

Credit Quality Breakdown* December 31, 2013 S&P Ratings
BBB	0.70%
BBB-	1.01%
BB+	4.31%
BB	10.91%
BB-	10.82%
B+	10.02%
B	14.08%
B-	10.72%
CCC+	19.38%

S&P Ratings (continued)
CCC	2.10%
CCC-	1.92%
CC	0.27%
D	0.28%
NR	8.04%
Short-Term Investment	5.44%

Total	100.00%

*	Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

NR — Not rated.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service.

Schedule of Investments (Unaudited)- High Yield Fund

as of December 31, 2013

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$47,878,577	$—	$47,878,577
Senior Term Loans	—	2,604,304	—	2,604,304
Convertible Bond	—	72,141	—	72,141
Preferred Stocks	170,225	315,871	—	486,096
Common Stock	80,188	—	—	80,188
Short-Term Investments	—	2,941,429	—	2,941,429

Total Investments	$250,413	$53,812,322	$—	$54,062,735

There were no transfers between Level 1, 2, or 3 as of December 31, 2013, based upon the valuation input levels assigned to securities on September 30, 2013.

Notes to Schedule of Investments (Unaudited)

A. Organization

Nomura Partners Funds, Inc. (originally incorporated as The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following five series: The Japan Fund, Asia Pacific ex Japan Fund, Global Equity Income Fund, Global Emerging Markets Fund, and High Yield Fund (each individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act.

Effective October 16, 2013, all of the Funds were closed to purchases and exchanges. Nomura Asset Management U.S.A. Inc. (“NAM USA”) advised the Board that it planned to exit the U.S.A. retail mutual fund business. Consequently, the Board has decided to close the Funds to purchases and exchanges while it considers the best course of action for each of the Funds.

B. Summary of Significant Accounting Policies

The Funds’ schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these schedule of investments were issued, and has determined that, except as set forth in Note E, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter (“OTC”), are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods (the “Fair Value Procedures”) approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are priced based upon valuations provided by independent, third party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. Dollars is calculated by converting the Local Currency into U.S. Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s primary pricing source is not able or willing to provide a price; (vi) trading of the security is subject to local government-imposed restrictions; and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate NAVs, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Funds’ Fair Value Procedures.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of overseas markets but prior to the close of U.S. market. The Fair Value Procedures, therefore, include a procedure whereby foreign securities’ prices may be “fair valued” by an independent pricing service, in accordance with a valuation policy approved by the Board to take those factors into account. At December 31, 2013, foreign securities representing the following percentages of net assets of the Funds were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs within the valuation inputs disclosure on each Fund’s Schedule of Investments:

Funds
The Japan Fund	97.6%
Asia Pacific ex Japan Fund	94.5%
Global Equity Income Fund	46.7%
Global Emerging Markets Fund	63.2%
High Yield Fund	N/A

Pursuant to the Fair Value Procedures for the Funds, the Board has delegated day-to-day responsibility for fair value determinations to the Corporation’s Pricing and Fair Valuation Committee. Fair value determinations are subject to review, approval or ratification by the Board.

At December 31, 2013, the total value of securities held that were fair valued using methods determined in good faith by the Corporation’s Pricing and Fair Valuation Committee represented approximately 3.6%, 10.8%, and 0.1% of the net assets for Asia Pacific ex Japan Fund, Global Emerging Markets Fund and High Yield Fund, respectively.

These securities are classified as using Level 2 inputs within the valuation inputs disclosure on the Funds’ Schedule of Investments. At December 31, 2013, no other Funds had fair value determinations other than noted above.

There can be no assurance that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that the Fair Value Procedures will prevent dilution of a Fund’s NAV by short-term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 – quoted unadjusted prices for identical instruments in active markets to which a Fund has access at the date of measurement.

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect a Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between Levels based on valuations at the end of the reporting period. Each Fund may hold securities which are periodically fair valued in accordance with the Funds’ Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no additional transfers between Level 1, 2, or 3 as of December 31, 2013, based on the valuation input Levels on September 30, 2013 for the Funds, other than what was disclosed following each Fund’s Schedule of Investments.

Real Estate Investment Trust. Each Fund is permitted to invest in real estate investment trusts (“REIT“s). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes. Participatory notes, which may be issued in various structures and may be designated by different terms, including, but not limited to, P-Notes and warrants, are instruments that derive their value from an underlying or referenced financial instrument, such as an equity share. Generally, non-U.S.-based brokerages buy locally-based securities and then issue participatory notes to investors. Participatory notes are subject to both investment risk relating to the underlying or referenced financial instrument and credit risk based on the uncertainty of the counterparty’s (i.e., the non-U.S.-based broker’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in U.S. Dollars. The valuation of investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Security Transactions. Security Transactions are accounted for on the trade date.

C. Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at December 31, 2013 consists of:

Funds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*	Tax Cost
The Japan Fund	$52,677,915	$1,299,329	$51,378,586	$125,069,377
Asia Pacific ex Japan Fund	1,126,482	173,642	952,840	3,697,909
Global Equity Income Fund	2,025,888	63,426	1,962,462	5,796,179
Global Emerging Markets Fund	1,730,435	91,192	1,639,243	3,936,258
High Yield Fund	1,696,858	537,181	1,159,677	52,903,058

*	Does not include unrealized appreciation/depreciation on currency.

D. Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for U.S. Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

High Yield Bonds Risk. The Fund’s investment in high yield bonds (also known as junk bonds) will subject the Fund to greater levels of credit and liquidity risks than funds that invest in higher rated securities. While offering greater opportunity for higher yields and capital growth, high yield bonds usually are subject to greater price volatility and may be less liquid than higher rated securities. An economic downturn or period of rising interest rates may adversely affect the market for these securities (see “Inflation Risk” below) and reduce the Fund’s ability to sell these securities (see “Liquidity Risk” below). These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal (see “Credit/ Default Risk” below) and may be issued by companies that are highly leveraged, less creditworthy or financially distressed (see “Distressed Securities Risk” below). These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield bonds.

Bank Loan Risk. These investments expose a Fund to the credit risk of both the financial institution and the underlying borrower. The market for loans may not be highly liquid and a Fund may have difficulty selling them. Typically a Fund will acquire loans through assignments. In assignments, a Fund has no recourse against the selling institution, and the selling institution generally makes no representations about the underlying loan, the borrowers, the documentation or the collateral. In assignments, the rights against the borrower that are acquired by a Fund may be more limited than those held by the assigning lender. The Fund’s bank loan investments will usually be senior loans. Senior Loans are loans that have a right to payment senior to most other debts of the borrower. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (the “Lenders”) represented in each case by one or more such Lenders acting as agent (the “Agent”) of the several Lenders. On behalf of the Lenders, the Agent is primarily responsible for negotiating the loan agreement (“Loan Agreement”) that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders.

Inflation (Interest Rate) Risk. Generally, high yield bonds will decrease in value when interest rates rise and increase in value when interest rates decline. Interest rate risk is the risk that the high yield bonds will decline in value because of increases in interest rates. Interest rate changes normally have a greater effect on the prices of longer-term high yield bonds than shorter-term high yield bonds. In addition, during periods of declining interest rates, the issuers of high yield bonds held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. This is known as “Prepayment Risk” and may reduce the Fund’s income. Variable and floating rate securities are less sensitive to market interest rate changes, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities generally will not increase in value if interest rates decline. A decrease in market interest rates may adversely affect the income the Fund receives from such securities and the net asset value of the Fund’s shares.

Liquidity Risk. Certain securities that are thinly traded or that otherwise might not be easily disposed in the course of regular trading may be deemed to be illiquid securities. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. The Fund may invest up to 15% of its assets in illiquid securities.

Credit/Default Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value may be reduced. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Distressed Securities Risk. Investing in distressed securities is speculative and involves significant risks. Distressed securities may be the subject of bankruptcy proceedings or in default as to the repayment of principal and/or interest or rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch. Distressed securities frequently do not produce income and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.

Please refer to the prospectus for a complete description of risks associated with the Funds.

E. Subsequent Event

Upon the recommendation of NAM USA and after reviewing available options, the Board has approved the liquidation and dissolution of the Asia Pacific ex Japan Fund, the Global Emerging Markets Fund and the Global Equity Income Fund, to be effective on or about March 19, 2014.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and
Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
President and Principal Executive Officer
Date: February 28, 2014

By (Signature and Title)*	/s/ William C. Cox
William C. Cox
Treasurer and
Principal Financial Officer

Date: February 28, 2014

*	Print the name and title of each signing officer under his or her signature.